Reconciliation of Effective Tax Rate on (Loss) Income From Continuing Operations and Federal Statutory Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax at federal statuatory rate			$ 3,799	$ (1,309)	$ (2,009)
Non-deductible loss from flow through entities prior to Recapitalization					888
Loss of tax attributes resulting from Recapitalization					9,878
Extinguishment of debt					355
Stock Compensation			(97)	1,581	273
Section 199 Deduction			(454)	(268)
Other non-deductible expenses			7	262	76
Change in valuation allowance			647	214	(8,239)
Interest and penalties on uncertain tax positions				56	118
State income taxes, net of federal benefit			314	19	109
Total tax expense	$ 350	$ (5)	$ 4,216	$ 555	$ 1,449
Income tax at federal statuatory rate			35.00%	35.00%	35.00%
Non-deductible loss from flow through entities prior to Recapitalization			0.00%	0.00%	(15.50%)
Loss of tax attributes resulting from Recapitalization			0.00%	0.00%	(172.10%)
Extinguishment of debt			0.00%	0.00%	(6.20%)
Stock Compensation			(0.90%)	(42.30%)	(4.80%)
Section 199 Deduction			(4.20%)	7.20%	0.00%
Other non-deductible expenses			0.10%	(7.00%)	(1.10%)
Change in valuation allowance			6.00%	(5.70%)	143.50%
Interest and penalties on uncertain tax positions			0.00%	(1.50%)	(2.10%)
State income taxes, net of federal benefit			2.90%	(0.50%)	(1.90%)
Total tax expense	46.60%		38.90%	(14.80%)	(25.20%)